Segmented Information - Schedule of Gross Revenue by Services (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Gross revenue	CAD 5,140.1	CAD 4,300.1
Consulting Services [member] | Buildings Services [member]
Disclosure of products and services [line items]
Gross revenue	898.1	818.2
Consulting Services [member] | Energy and Resources Services [member]
Disclosure of products and services [line items]
Gross revenue	479.2	418.5
Consulting Services [member] | Environmental Services [member]
Disclosure of products and services [line items]
Gross revenue	683.8	636.5
Consulting Services [member] | Infrastructure [member]
Disclosure of products and services [line items]
Gross revenue	1,090.4	1,059.7
Consulting Services [member] | Water Services [member]
Disclosure of products and services [line items]
Gross revenue	877.2	722.0
Construction Services [member]
Disclosure of products and services [line items]
Gross revenue	CAD 1,111.4	CAD 645.2